Stock-based Compensation (Details Narrative)										6 Months Ended		12 Months Ended
	Jun. 14, 2021 shares	May 05, 2021 shares	Mar. 10, 2021 shares	Mar. 08, 2021 shares	Sep. 15, 2020 shares	Sep. 01, 2020 shares	Aug. 24, 2020 shares	May 22, 2020 shares	Apr. 22, 2020 shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation | $										$ 17,841	$ 1,240	$ 7,082
Unrecognized compensation related to unvested options | $										$ 53,927		$ 17,768
Unrecognized compensation related to unvested options, shares										1,100,000		650,000
Recognized weighted-average period										22 months		18 months
Weighted-average fair value for options granted										0.12		0.04
Issuance of shares for services												141,771
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares for services												60,219
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares for services												24,083
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares for services												57,469
Consulting Agreement One [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued in consideration				120,000
Consulting Agreement Two [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued in consideration			30,000
Agreement term period			16 months
Consulting Agreement Three [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued in consideration		30,000
Agreement term period		3 months
Consulting Agreement Four [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued in consideration	20,000
Agreement term period	1 month
Consulting Agreement [Member] | Management Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued in consideration									250,000
Agreement term period									12 months
Consulting Agreement [Member] | Management Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued in consideration								200,000
Agreement term period								12 months
Consulting Agreement [Member] | Marketing Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued in consideration						75,000	100,000	100,000
Agreement term period						6 months	12 months
Consulting Agreement [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock issued in consideration					75,000
Scientific Advisors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted										450,000	650,000	650,000
Weighted-average exercise price | $ / shares										$ 0.65	$ 0.40	$ 0.40
Options vesting term										3 years	3 years	3 years
Options expiration period										5 years	5 years	5 years
Number of options exercised												0
Number of options forfeited/cancelled												0
Number of options outstanding													0
Shares Issued For Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Expense - shares issued for services | $										$ 125,837	$ 26,219
Shares Issued For Services [Member] | Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Expense - shares issued for services | $										48,628	12,000
Shares Issued For Services [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Expense - shares issued for services | $										48,178
Shares Issued For Services [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Expense - shares issued for services | $										$ 29,031	$ 14,219